LONG-TERM INCENTIVE COMPENSATION - Stock Option Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017
Number of options
Outstanding beginning balance, options	543,600
Exercised, options	(32,000)
Outstanding ending balance, options	511,600	543,600
Options vested and expected to vest, options	503,600
Options exercisable	370,500
Weighted-average exercise price
Outstanding, Weighted-average exercise price, beginning balance	$ 44.22
Exercised, weighted-average exercise price	30.69
Outstanding, Weighted-average exercise price, ending balance	45.06	$ 44.22
Options vested and expected to vest, Weighted-average exercise price	44.60
Options exercisable ,Weighted-average exercise price	$ 34.06
Weighted-average remaining contractual life
Outstanding ,Weighted-average remaining contractual life beginning balance	4 years	4 years 11 months 9 days
Outstanding ,Weighted-average remaining contractual life ending balance	4 years	4 years 11 months 9 days
Options vested or expected to vest, Weighted-average remaining contractual life	3 years 11 months 12 days
Options exercisable, Weighted-average remaining contractual life	2 years 8 months 12 days
Aggregate intrinsic value
Outstanding, Aggregate intrinsic value beginning balance	$ 38.4
Outstanding, Aggregate intrinsic value ending balance	22.4	$ 38.4
Options vested and expected to vest, Aggregate Intrinsic Value	22.3
Options exercisable, Aggregate Intrinsic Value	$ 20.3